MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 690,806	$ 643,892	$ 486,412
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	342,293	305,353	207,496
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	93,377	84,467	72,492
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,481	4,702	2,149
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	116,284	118,714	103,587
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,607	30,390	14,566
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	63,320	60,836	45,201
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 36,444	$ 39,430	$ 40,921